TAXES (Details 3) - 12 months ended Dec. 31, 2025	USD ($)	JPY (¥)
Income Tax Disclosure [Abstract]
Federal
State
Foreign (Japan - National and Local)	922,425	144,636,317
Total Income Taxes Paid	$ 922,425	¥ 144,636,317